General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

22.    GENERAL AND ADMINISTRATIVE EXPENSES

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Human resources expenses	29,955	26,700	23,449
Business promotion, travel and entertainment	1,349	3,340	3,492
Statutory, advisory and rating	6,174	3,463	3,041
Information technology and software	2,719	1,872	1,838
Office operation	1,518	1,460	1,784
Depreciation and amortization (note 13)	1,980	1,288	869
Interest expense arising from lease liabilities (note 16)	203	108	—
Bank charges	122	137	153
Corporate expenses	2,903	898	725
	46,923	39,266	35,351